General and administrative expenses	12 Months Ended
Dec. 31, 2020
Selling, general and administrative expense [abstract]
General and administrative expenses [Text Block]

13 General and administrative expenses

The following is a summary of general and administrative expenses incurred by the Company during the years ended December 31, 2020 and 2019. The general and administrative expenses for the period presented include, but are not limited to, those expenses incurred in order to earn the service fee as operators of the JV (note 6).

	Year ended December 31,
	2020	2019
	$	$
Wages, benefits and consulting	(9,200)	(7,723)
Office, rent and administration	(907)	(800)
Professional and legal	(1,001)	(452)
Share-based payments	(2,168)	(1,789)
Travel, marketing, investor relations and regulatory	(1,317)	(966)
Other	(164)	(98)
Total	(14,757)	(11,828)